ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to shareholders for the six months ended June 30, 2026 and 2025.
In line with the Corporation's accounting policy on continuity of interests as described in Note 2(b), for the periods prior to the completion of the Arrangement on March 27, 2026, the following tables reflect amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2026	$(656)	$281	$172	$(203)
Other comprehensive income (loss)	3	9	23	35
Balance as at June 30, 2026	$(653)	$290	$195	$(168)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2025	$(984)	$62	$264	$(658)
Other comprehensive income (loss)	334	226	(144)	416
Balance as at June 30, 2025	$(650)	$288	$120	$(242)
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(1)Represents net investment hedges, cash flow hedges and other reserves.